Property and Equipment, net (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of March 31,
	2024	2023
Software and computer equipment[1]	$5,009	$3,481
Leasehold improvements[1]	1,095	854
Office equipment[1]	528	450
Internal-use software under development	769	875
Furniture and fixtures[1]	110	130
Vehicles	247	250
Property and equipment, gross	$7,758	$6,040
Accumulated depreciation and amortization[1]	(4,179)	(2,915)
Property and equipment, net	$3,579	$3,125

[1]	Property and equipment held under finance lease arrangements amounted to $443 and $542 as of March 31, 2024 and 2023, respectively. Accumulated depreciation for property and equipment held under finance lease arrangements was $1,127 and $971 as of March 31, 2024 and March 31, 2023, respectively. Depreciation expense in respect to these assets was $401 and $386 for the years ended March 31, 2024 and 2023, respectively.